Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
EPS	£ 0.499	£ 0.852	£ 1.440
Weighted average shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8
Diluted EPS	£ 0.495	£ 0.843	£ 1.424
Continuing Operation [member]
Earnings per share [abstract]
Earnings	£ 627.9	£ 936.5	£ 1,579.5
Weighted average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
EPS	£ 0.502	£ 0.751	£ 1.252
Diluted earnings	£ 627.9	£ 936.5	£ 1,579.5
Weighted average shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8
Diluted EPS	£ 0.498	£ 0.743	£ 1.238
Discontinued operations [member]
Earnings per share [abstract]
Earnings	£ (3.8)	£ 126.4	£ 237.1
Weighted average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
EPS	£ (0.003)	£ 0.101	£ 0.188
Diluted earnings	£ (3.8)	£ 126.4	£ 237.1
Weighted average shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8
Diluted EPS	£ (0.003)	£ 0.1	£ 0.186
Continued and discontinued operations [member]
Earnings per share [abstract]
Earnings	£ 624.1	£ 1,062.9	£ 1,816.6
Weighted average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
EPS	£ 0.499	£ 0.852	£ 1.44
Diluted earnings	£ 624.1	£ 1,062.9	£ 1,816.6
Weighted average shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8
Diluted EPS	£ 0.495	£ 0.843	£ 1.424